Statements of Consolidated Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Net sales		$ 17,534,493	$ 14,983,788	$ 11,855,602
Cost of goods sold	[1],[2]	10,115,931	8,264,988	5,934,344
Gross profit	[1],[2]	$ 7,418,562	$ 6,718,800	$ 5,921,258
Percent to net sales	[1],[2]	42.30%	44.80%	49.90%
Selling, general and administrative expenses	[2]	$ 5,033,780	$ 4,797,641	$ 4,140,260
Percent to net sales		28.70%	32.00%	34.90%
Other general expense - net		$ 189,122	$ 20,865	$ 12,368
Amortization		318,112	206,764	25,404
Impairment of goodwill and trademarks			2,022	10,688
Interest expense		366,734	263,471	154,088
Interest and net investment income		(5,286)	(8,571)	(4,960)
California litigation expense		136,333
Other expense (income) - net	[2]	20,117	(32,702)	(11,823)
Income from continuing operations before income taxes	[1]	1,359,650	1,469,310	1,595,233
Income tax expense (credit)	[1]	250,904	(300,178)	462,530
Net income from continuing operations	[1]	1,108,746	1,769,488	1,132,703
Loss from discontinued operations
Income taxes			41,540
Net loss from discontinued operations		0	(41,540)	0
Net income	[1],[3],[4]	$ 1,108,746	$ 1,727,948	$ 1,132,703
Basic net income per share:
Continuing operations (in dollars per share)	[1]	$ 11.92	$ 19.04	$ 12.33
Discontinued operations (in dollars per share)			(0.44)
Net income per common share - basic (in dollars per share)	[1]	11.92	18.60	12.33
Diluted net income per share
Continuing operations (in dollars per share)	[1]	11.67	18.64	11.99
Discontinued operations (in dollars per share)			(0.44)
Net income per common share - diluted (in dollars per share)	[1]	$ 11.67	$ 18.20	$ 11.99

[1]	The year ended December 31, 2017 has been adjusted for an inventory accounting change.
[2]	The years ended December 31, 2017 and 2016 have been adjusted for the adoption of ASU No. 2017-07.
[3]	The year ended December 31, 2017 has been adjusted for an inventory accounting change.
[4]	The year ended December 31, 2017 has been adjusted for an inventory accounting change.